Guggenheim Limited Duration Fund Expense Example - Class R6 Shares [Member] - Guggenheim Limited Duration Fund - Class R6	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	254
Expense Example, with Redemption, 10 Years	$ 575